ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	May 25, 2021 USD ($)	May 25, 2021 CNY (¥)	Dec. 12, 2017 shares	Feb. 02, 2017 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Jun. 30, 2020 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding							49,999,891	49,999,891	49,999,891
Aixin Shangyan Hotel Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred			$ 1,160,000	¥ 7,598,887
Business acquisition, description of acquired entity			On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li
AiXintang Pharmacises [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred	$ 5,310,000	¥ 34,635,845	$ 5,310,000	¥ 34,635,845
Pharmacies Purchase Agreement [Member] | Chengdu Aixintang Pharmacy Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, description of acquired entity	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li
Quanzhong Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding										35,049,685
Stock issued during period, shares, new issues					56,838,151
China Concentric [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage						65.00%
Aixin Shangyan Hotel Management [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage			100.00%	100.00%
Equity Transfer Agreement [Member] | Aixin Shangyan Hotel Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage			100.00%	100.00%
China Concentric [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding						7,380,352
Purchase price of common stock | $						$ 300,000
Common stock percentage						65.00%